Schedule of Aging of Gross Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:	$ 86
Secured Nonaccrual loans Individually Evaluated:	5,826
Loans receivable, gross	61,293	$ 60,974
Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:
Secured Nonaccrual loans Individually Evaluated:
Loans receivable, gross	55,381
Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:
Secured Nonaccrual loans Individually Evaluated:	881
Loans receivable, gross	881
Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:
Secured Nonaccrual loans Individually Evaluated:	1,497
Loans receivable, gross	1,497
Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:
Secured Nonaccrual loans Individually Evaluated:	1,641
Loans receivable, gross	1,641
Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Nonaccrual loans Individually Evaluated:	86
Secured Nonaccrual loans Individually Evaluated:	1,807
Loans receivable, gross	1,893
A Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	49,039
A Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	49,039
A Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
B Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	5,890
Forbearance Loans
B Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	5,890
Forbearance Loans
B Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
B Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
B Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
B Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
C Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	452
Forbearance Loans
C Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	452
Forbearance Loans
C Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
C Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
C Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans
C Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Forbearance Loans